Cover	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this amendment to the above-referenced Form 8-K to disclose that on April 19, 2023, Deloitte completed its client acceptance procedures and the Company executed an engagement letter with Deloitte.
Document Period End Date	Apr. 19, 2023
Entity File Number	001-38971
Entity Registrant Name	SPRUCE POWER HOLDING CORPORATION
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1875 Lawrence Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(866)
Local Phone Number	903-2399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false